NOTES PAYABLE (Details Narrative1) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		3 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 25, 2013 First United Bank Line of Credit	Feb. 28, 2013 First United Bank Line of Credit	Mar. 31, 2011 First United Bank Line of Credit	Jan. 31, 2013 Plato and Associates Note	Mar. 31, 2013 Plato and Associates Note	Feb. 28, 2013 Plato and Associates Note	Feb. 24, 2012 Promissory Notes	Feb. 28, 2012 Promissory Notes	Jun. 19, 2012 Promissory Note Individual - February 2012 Notes Issuance	Feb. 24, 2012 Promissory Note Individual - February 2012 Notes Issuance	Jun. 19, 2012 Promissory Note Entity - February 2012 Notes Issuance	Feb. 24, 2012 Promissory Note Entity - February 2012 Notes Issuance	Jun. 19, 2012 Promissory Notes - February 2012 Notes Issuance	Feb. 24, 2012 Promissory Notes - February 2012 Notes Issuance	May 31, 2012 Promissory Notes - February 2012 Notes Issuance	Jun. 19, 2012 Promissory Note Individual - June 2012 Notes Issuance	Jun. 19, 2012 Promissory Note Entity - June 2012 Notes Issuance	Mar. 21, 2013 Promissory Notes - June 2012 Notes Issuance	Jun. 19, 2012 Promissory Notes - June 2012 Notes Issuance	Mar. 31, 2013 Promissory Notes - June 2012 Notes Issuance
Debt Interest rate			6.00%				3.02%	6.00%				6.00%	6.00%		6.00%
Promissory notes, principal			$ 3,102,000					$ 10,000,000				$ 900,000		$ 1,358,014		$ 1,357,110				$ 2,347,128	$ 2,344,179
Proceeds from revolving credit note									200,000	200,000
Repayment of revolving credit note									401,085
Warrants Issued in conjunction with debt								1,250,000										9,000,000					7,000,000
Exercise Price per share of warrants issued								3.20										0.38
Proceeds from notes and loans payable		6,900,000	8,700,000	2,684,160		100,000	300,000
Collateral for line of credit						100,000	100,000
Repayment of line of credit					100,735
New Funding																		1,000,000	3,000,000				2,000,000
Notes surrendered											1,700,000		1,347,128		1,344,719		2,691,847
Accrued Interest forfeited																		15,124
Value of debt converted via warrant conversion			1,054,657	8,239,137													3,102,000
Number of shares issued in warrant conversion (as related to debt)			2,775,415	21,681,958													8,145,486
Repayment of notes payable	(4,691,847)	(50,780)	(1,850,000)	(200,000)																		4,882,019
Accrued Interest				$ 28,321																				$ 21,595